NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED DECEMBER 31, 2015

TO PROSPECTUSES

Nuveen Municipal Trust	Nuveen Multistate Trust III
Prospectus dated August 31, 2015	Prospectus dated September 30, 2015

Nuveen Multistate Trust I	Nuveen Multistate Trust IV
Prospectus dated September 30, 2015	Prospectus dated September 30, 2015

Nuveen Multistate Trust II	Nuveen Investment Funds, Inc.
Prospectus dated June 30, 2015	Prospectus dated August 31, 2015
Prospectus dated September 30, 2015

The third bullet point in the first paragraph of the section “How You Can Buy and Sell Shares–How to Reduce Your Sales Charge–Class A Sales Charge Waivers” is deleted in its entirety and replaced with the following:

●	Employees of Nuveen Investments and its affiliates. Purchases by current and retired employees and directors of Nuveen Investments and its affiliates and such employees’ immediate family members (as defined in the statement of additional information).

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MUNP-1215P

NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED DECEMBER 31, 2015

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust

Statement of Additional Information dated

August 31, 2015

Nuveen Multistate Trust I

Statement of Additional Information dated

September 30, 2015

Nuveen Multistate Trust II

Statement of Additional Information dated

June 30, 2015

Nuveen Multistate Trust III

Statement of Additional Information dated

September 30, 2015

Nuveen Multistate Trust IV

Statement of Additional Information dated

September 30, 2015

Nuveen Investment Trust

Statement of Additional Information dated

January 30, 2015

Statements of Additional Information dated

October 30, 2015

Nuveen Investment Trust II

Statement of Additional Information dated

January 30, 2015

Statement of Additional Information dated

September 28, 2015

Statement of Additional Information dated

October 30, 2015

Statements of Additional Information dated

November 30, 2015

Nuveen Investment Trust III

Statement of Additional Information dated

January 28, 2015

Statement of Additional Information dated

October 30, 2015

Nuveen Investment Trust V

Statements of Additional Information dated

January 30, 2015

Nuveen Investment Funds, Inc.

Statement of Additional Information dated

January 30, 2015

Statement of Additional Information dated

February 27, 2015

Statement of Additional Information dated

April 30, 2015

Statement of Additional Information dated

August 31, 2015

Statement of Additional Information dated

September 30, 2015

Statement of Additional Information dated

October 30, 2015

The third bullet point in the first paragraph of the section “Purchase and Redemption of Fund Shares–Reduction or Elimination of Up-Front Sales Charge on Class A Shares–Elimination of Sales Charge on Class A Shares” is deleted in its entirety and replaced with the following:

●	current and retired employees and directors of Nuveen Investments and its affiliates or their immediate family members (immediate family members are defined as their spouses or domestic partners, parents, children, grandparents, grandchildren, parents-in-law, sons-in-law and daughters-in-law, siblings, a sibling’s spouse and a spouse’s siblings);

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ALLSAI-1215P